Operating Leases (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) ft²	Dec. 31, 2023 USD ($) ft²
Operating Leases [Line Items]
Monthly rent	$ 2,714	$ 2,714
Security deposit	$ 5,588	$ 5,588
Tulum Trade Center [Member]
Operating Leases [Line Items]
Square feet of area (in Square Feet) | ft²	2,863
Monthly rent	$ 6,341
HELLIMEX, S.A. [Member]
Operating Leases [Line Items]
Square feet of area (in Square Feet) | ft²	1,647	1,647
Global Stem Cell Group, Inc. [Member]
Operating Leases [Line Items]
Square feet of area (in Square Feet) | ft²	1,216
Security deposit	$ 11,725
Tulum Trade Center [Member]
Operating Leases [Line Items]
Monthly rent	$ 6,341